Provisions (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial deposits outstanding	$ 13,539	$ 13,740
Estimate of financial effect of contingent liability	430,567	478,329
Income Tax Over Transfers Of Shares In Peru [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	41,723	84,050
Compensation For Exploration For Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	10,676	12,927
Indirect Taxes On Sales [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	3,452	4,272
Value Added Tax On Sales Of Certain Energy Contracts [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	15,410	20,903
Credits To Purchases Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	6,610	8,052
Indemnity Lawsuits Alleging Property Damage Contingent Civil Liabilities [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	17,821	12,823
Alleged Pollution Of Sao Francisco River Contingent Environmental Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 93,634	$ 85,399